COMMITMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments [Table Text Block]
Year ending March 31,	Third parties	Related parties	Total
	$	$	$
2026	746,972	789,229	1,536,201
2027	769,381	812,906	1,582,287
2028	792,462	837,293	1,629,755
2029	816,236	862,412	1,678,648
2030	840,723	888,285	1,729,008
Thereafter	5,781,487	2,579,885	8,361,372
	9,747,261	6,770,010	16,517,271